FINANCIAL RISK MANAGEMENT, Classification of Direct Loans and Allowances of Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Direct loans and allowances [Abstract]
Gross	S/ 146,416,819	S/ 136,663,825
Less: Allowance for loan losses	8,477,308	9,898,760
Total, net	137,939,511	126,765,065
Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	111,802,227	106,026,654
Less: Allowance for loan losses	1,382,368	1,862,201
Total, net	110,419,859	104,164,453
Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	23,331,399	20,830,947
Less: Allowance for loan losses	1,997,277	2,861,105
Total, net	21,334,122	17,969,842
Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	11,283,193	9,806,224
Less: Allowance for loan losses	5,097,663	5,175,454
Total, net	6,185,530	4,630,770
Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	132,286,868	124,675,133
Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	2,846,758	2,182,468
Impaired [Member]
Direct loans and allowances [Abstract]
Gross	11,283,193	9,806,224
Commercial Loans [Member]
Direct loans and allowances [Abstract]
Gross	87,006,950	79,899,769
Less: Allowance for loan losses	3,397,872	3,131,813
Total, net	83,609,078	76,767,956
Commercial Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	70,373,552	66,411,089
Less: Allowance for loan losses	554,018	717,445
Total, net	69,819,534	65,693,644
Commercial Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	9,726,851	8,426,094
Less: Allowance for loan losses	636,875	659,272
Total, net	9,089,976	7,766,822
Commercial Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,906,547	5,062,586
Less: Allowance for loan losses	2,206,979	1,755,096
Total, net	4,699,568	3,307,490
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	78,819,010	74,199,218
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	69,831,342	66,039,657
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	8,987,668	8,159,561
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,281,393	637,965
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	542,210	371,432
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	739,183	266,533
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	6,906,547	5,062,586
Commercial Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,906,547	5,062,586
Residential Mortgage Loans [Member]
Direct loans and allowances [Abstract]
Gross	21,831,460	20,568,378
Less: Allowance for loan losses	974,733	909,456
Total, net	20,856,727	19,658,922
Residential Mortgage Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	18,702,189	18,064,070
Less: Allowance for loan losses	76,706	160,945
Total, net	18,625,483	17,903,125
Residential Mortgage Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	1,758,125	1,360,412
Less: Allowance for loan losses	97,388	109,666
Total, net	1,660,737	1,250,746
Residential Mortgage Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,371,146	1,143,896
Less: Allowance for loan losses	800,639	638,845
Total, net	570,507	505,051
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	19,913,139	18,829,670
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	18,446,261	17,760,423
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	1,466,878	1,069,247
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	547,175	594,812
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	255,928	303,647
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	291,247	291,165
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,371,146	1,143,896
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,371,146	1,143,896
Micro-Business Loans [Member]
Direct loans and allowances [Abstract]
Gross	21,582,601	21,989,904
Less: Allowance for loan losses	2,207,930	3,092,656
Total, net	19,374,671	18,897,248
Micro-Business Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	10,751,081	11,558,420
Less: Allowance for loan losses	434,049	568,588
Total, net	10,317,032	10,989,832
Micro-Business Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	8,925,348	8,459,481
Less: Allowance for loan losses	625,252	1,118,054
Total, net	8,300,096	7,341,427
Micro-Business Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,906,172	1,972,003
Less: Allowance for loan losses	1,148,629	1,406,014
Total, net	757,543	565,989
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	18,965,636	19,431,053
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	10,616,608	11,494,102
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	8,349,028	7,936,951
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	710,793	586,848
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	134,473	64,318
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	576,320	522,530
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,906,172	1,972,003
Micro-Business Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,906,172	1,972,003
Consumer Loans [Member]
Direct loans and allowances [Abstract]
Gross	15,995,808	14,205,774
Less: Allowance for loan losses	1,896,773	2,764,835
Total, net	14,099,035	11,440,939
Consumer Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	11,975,405	9,993,075
Less: Allowance for loan losses	317,595	415,223
Total, net	11,657,810	9,577,852
Consumer Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	2,921,075	2,584,960
Less: Allowance for loan losses	637,762	974,113
Total, net	2,283,313	1,610,847
Consumer Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,099,328	1,627,739
Less: Allowance for loan losses	941,416	1,375,499
Total, net	157,912	252,240
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	14,589,082	12,215,193
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	11,870,584	9,891,072
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	2,718,498	2,324,121
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	307,398	362,842
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	104,821	102,003
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	202,577	260,839
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,099,328	1,627,739
Consumer Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	S/ 1,099,328	S/ 1,627,739